Exhibit 99.1

BFLD Trust 2019-DPLO

Commercial Mortgage Pass Through Certificates, Series 2019-DPLO

Report To:

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

20 September 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

1585 Broadway

New York, New York 10036

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Wells Fargo Bank, National Association Wells Fargo Securities, LLC 375 Park Avenue New York, New York 10152

Re:	BFLD Trust 2019-DPLO (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-DPLO (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Morgan Stanley Capital I Inc. (the “Depositor”) with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 September 2019

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity will consist primarily of a two-year componentized floating rate mortgage loan subject to three successive one-year extension options (the “Mortgage Loan”),
b.	The Mortgage Loan is secured primarily by, among other things, a first-lien mortgage on the borrower’s and operating lessee’s fee simple interest in a hospitality property (the “Property”) located in Hollywood, Florida and
c.	The Mortgage Loan has a related floating rate, interest-only mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.            The Depositor provided us with:

a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of 9 October 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Attachment A Page 2 of 7

3. (continued)

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.       First Payment Date and

b.       Maturity Date,

as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       Original Loan Term (mos) and

b.       Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Loan Term (mos),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “IO Term (mos)”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amortization Term”),
c.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance”) and
d.	Use the “Mezzanine Loan Original Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine Loan as of the Reference Date (the “Mezzanine Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mezzanine Loan as of the “Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

8.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mezzanine Loan Original Balance,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mezzanine Loan Cut-off Date Balance,
e.	Mortgage Loan Balloon Balance,
f.	Mezzanine Loan Balloon Balance,
g.	Mortgage Loan Spread and
h.	Mezzanine Loan Spread,

as shown on the Final Data File, we recalculated the:

i.        Total Debt Original Balance,

ii.        Total Debt Cut-off Date Balance,

iii.	Total Debt Balloon Balance and
iv.	Total Debt Spread

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Total Debt Spread,
d.	Mortgage Loan LIBOR Floor,
e.	Mezzanine Loan LIBOR Floor,
f.	Mortgage Loan LIBOR Rounding Methodology,
g.	Mezzanine Loan LIBOR Rounding Methodology,
h.	Mortgage Loan LIBOR Cap Strike Rate and
i.	Mezzanine Loan LIBOR Cap Strike Rate,

as shown on the Final Data File, and a LIBOR assumption of 2.10000% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Mezzanine Loan Interest Rate,
iii.	Mortgage Loan Interest Rate at Cap,
iv.	Mezzanine Loan Interest Rate at Cap,
v.	Total Debt Interest Rate and
vi.	Total Debt Interest Rate at Cap

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

10.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate at Cap and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item, we recalculated the:

i.	Mortgage Loan Monthly IO Payment,
ii.	Mortgage Loan Annual IO Debt Service and
iii.	Mortgage Loan Annual IO Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly IO Payment,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate at Cap,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 7

11.	Using the:
a.	Mezzanine Loan Original Balance,
b.	Mezzanine Loan Interest Rate,
c.	Mezzanine Loan Interest Rate at Cap and
d.	Mezzanine Loan Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item, we recalculated the:

i.	Mezzanine Loan Monthly IO Payment,
ii.	Mezzanine Loan Annual IO Payment and
iii.	Mezzanine Loan Annual IO Payment at Cap

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly IO Payment” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual IO Payment” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly IO Payment,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual IO Payment at Cap” of the Mezzanine Loan as the product of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate at Cap,” as shown on the Final Data File, and
c.	365/360.

12.	Using the:
a.	Mortgage Loan Monthly IO Payment,
b.	Mortgage Loan Annual IO Debt Service,
c.	Mortgage Loan Annual IO Debt Service at Cap,
d.	Mezzanine Loan Monthly IO Payment,
e.	Mezzanine Loan Annual IO Payment and
f.	Mezzanine Loan Annual IO Payment at Cap,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly IO Payment,
ii.	Total Debt Annual IO Debt Service and
iii.	Total Debt Annual IO Debt Service at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 7

13.	Using the:
a.	Mortgage Loan Annual IO Debt Service,
b.	Mortgage Loan Annual IO Debt Service at Cap,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mortgage Loan Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Rooms,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Mortgage Loan IO NOI DSCR,
ii.	Underwritten Mortgage Loan IO NCF DSCR,
iii.	Underwritten Mortgage Loan IO NOI DSCR at Cap,
iv.	Underwritten Mortgage Loan IO NCF DSCR at Cap,
v.	Cut-off Date Mortgage Loan LTV,
vi.	Maturity Date Mortgage Loan LTV,
vii.	Underwritten Mortgage Loan NOI Debt Yield,
viii.	Underwritten Mortgage Loan NCF Debt Yield,
ix.	Mortgage Loan Per Room and
x.	Appraisal Value Per Room

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the characteristics listed in items i. through iv. above to two decimal places and
b.	Round each of the characteristics listed in items v. through viii. above to the nearest 1/10th of one percent.

Attachment A Page 7 of 7

14.	Using the:
a.	Total Debt Annual IO Debt Service,
b.	Total Debt Annual IO Debt Service at Cap,
c.	Total Debt Cut-off Date Balance,
d.	Total Debt Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Rooms,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Total Debt IO NOI DSCR,
ii.	Underwritten Total Debt IO NCF DSCR,
iii.	Underwritten Total Debt IO NOI DSCR at Cap,
iv.	Underwritten Total Debt IO NCF DSCR at Cap,
v.	Cut-off Date Total Debt LTV,
vi.	Maturity Date Total Debt LTV,
vii.	Underwritten Total Debt NOI Debt Yield,
viii.	Underwritten Total Debt NCF Debt Yield and
ix.	Total Debt Per Room

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the characteristics listed in items i. through iv. above to two decimal places and
b.	Round each of the characteristics listed in items v. through viii. above to the nearest 1/10th of one percent.

15.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Administrative Fee Rate,

as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Note	19 September 2019

Mortgage Loan Agreement	19 September 2019

Mezzanine Promissory Note	19 September 2019

Mezzanine Loan Agreement	19 September 2019

Interest Rate Cap Agreement	19 September 2019

Closing Statement	19 September 2019

Non-Consolidation Opinion	19 September 2019

Guaranty Agreement	19 September 2019

Cash Management Agreement	19 September 2019

Bloomberg Screenshot for LIBOR Cap Provider Rating	19 September 2019

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	6 September 2019

Engineering Report	28 August 2019

Phase I Environmental Report	28 August 2019

Underwriter’s Summary Report	July 2019

Insurance Review Report	18 September 2019

Management Agreement	27 August 2014

Franchise Agreement	27 August 2014

STR Reports	Various

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Rooms	Underwriter’s Summary Report
Hotel Brand	Appraisal Report
Hotel Flag	Appraisal Report
Franchise or Brand Management Agreement Initial Maturity	Franchise Agreement
Franchise or Brand Management Agreement Renewal Options	Franchise Agreement
Franchise or Brand Management Agreement Fully Extended Maturity	Franchise Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report
Appraisal Date	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Environmental Phase I Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report
Seismic Zone 3 or 4 (Y/N)	Engineering Report
Terrorism Insurance	Insurance Review Report
Windstorm Insurance	Insurance Review Report
Earthquake Insurance	Insurance Review Report
Flood Insurance	Insurance Review Report

Exhibit 2 to Attachment A Page 2 of 8

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

2009 Total Revenue	Underwriter’s Summary Report
2010 Total Revenue	Underwriter’s Summary Report
2011 Total Revenue	Underwriter’s Summary Report
2012 Total Revenue	Underwriter’s Summary Report
2013 Total Revenue	Underwriter’s Summary Report
2014 Total Revenue	Underwriter’s Summary Report
2015 Total Revenue	Underwriter’s Summary Report
2016 Total Revenue	Underwriter’s Summary Report
2017 Total Revenue	Underwriter’s Summary Report
2018 Total Revenue	Underwriter’s Summary Report
T-12 July 2019 Total Revenue	Underwriter’s Summary Report
Underwritten Total Revenue	Underwriter’s Summary Report
2009 Total Expenses	Underwriter’s Summary Report
2010 Total Expenses	Underwriter’s Summary Report
2011 Total Expenses	Underwriter’s Summary Report
2012 Total Expenses	Underwriter’s Summary Report
2013 Total Expenses	Underwriter’s Summary Report
2014 Total Expenses	Underwriter’s Summary Report
2015 Total Expenses	Underwriter’s Summary Report
2016 Total Expenses	Underwriter’s Summary Report
2017 Total Expenses	Underwriter’s Summary Report
2018 Total Expenses	Underwriter’s Summary Report
T-12 July 2019 Total Expenses	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
2009 NOI	Underwriter’s Summary Report
2010 NOI	Underwriter’s Summary Report
2011 NOI	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
T-12 July 2019 NOI	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 8

Underwriting Information: (continued)

Characteristic	Source Document(s)

2009 NCF	Underwriter’s Summary Report
2010 NCF	Underwriter’s Summary Report
2011 NCF	Underwriter’s Summary Report
2012 NCF	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
2018 NCF	Underwriter’s Summary Report
T-12 July 2019 NCF	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report
2009 Occupied Room Nights	Underwriter’s Summary Report
2010 Occupied Room Nights	Underwriter’s Summary Report
2011 Occupied Room Nights	Underwriter’s Summary Report
2012 Occupied Room Nights	Underwriter’s Summary Report
2013 Occupied Room Nights	Underwriter’s Summary Report
2014 Occupied Room Nights	Underwriter’s Summary Report
2015 Occupied Room Nights	Underwriter’s Summary Report
2016 Occupied Room Nights	Underwriter’s Summary Report
2017 Occupied Room Nights	Underwriter’s Summary Report
2018 Occupied Room Nights	Underwriter’s Summary Report
T-12 July 2019 Occupied Room Nights	Underwriter’s Summary Report
Underwritten Occupied Room Nights	Underwriter’s Summary Report
2009 Occupancy	Underwriter’s Summary Report
2010 Occupancy	Underwriter’s Summary Report
2011 Occupancy	Underwriter’s Summary Report
2012 Occupancy	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
2017 Occupancy	Underwriter’s Summary Report
2018 Occupancy	Underwriter’s Summary Report
T-12 July 2019 Occupancy	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 8

Hotel Operating Information:

Characteristic	Source Document(s)

2009 Average Daily Rate	Underwriter’s Summary Report
2010 Average Daily Rate	Underwriter’s Summary Report
2011 Average Daily Rate	Underwriter’s Summary Report
2012 Average Daily Rate	Underwriter’s Summary Report
2013 Average Daily Rate	Underwriter’s Summary Report
2014 Average Daily Rate	Underwriter’s Summary Report
2015 Average Daily Rate	Underwriter’s Summary Report
2016 Average Daily Rate	Underwriter’s Summary Report
2017 Average Daily Rate	Underwriter’s Summary Report
2018 Average Daily Rate	Underwriter’s Summary Report
T-12 July 2019 Average Daily Rate	Underwriter’s Summary Report
Underwritten Average Daily Rate	Underwriter’s Summary Report
2009 RevPAR	Underwriter’s Summary Report
2010 RevPAR	Underwriter’s Summary Report
2011 RevPAR	Underwriter’s Summary Report
2012 RevPAR	Underwriter’s Summary Report
2013 RevPAR	Underwriter’s Summary Report
2014 RevPAR	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report
2016 RevPAR	Underwriter’s Summary Report
2017 RevPAR	Underwriter’s Summary Report
2018 RevPAR	Underwriter’s Summary Report
T-12 July 2019 RevPAR	Underwriter’s Summary Report
Underwritten RevPAR	Underwriter’s Summary Report
2014 Occupancy Penetration Index	Underwriter’s Summary Report
2015 Occupancy Penetration Index	Underwriter’s Summary Report
2016 Occupancy Penetration Index	Underwriter’s Summary Report
2017 Occupancy Penetration Index	Underwriter’s Summary Report
2018 Occupancy Penetration Index	Underwriter’s Summary Report
T-12 July 2019 Occupancy Penetration Index	STR Report
2014 ADR Penetration Index	Underwriter’s Summary Report
2015 ADR Penetration Index	Underwriter’s Summary Report
2016 ADR Penetration Index	Underwriter’s Summary Report
2017 ADR Penetration Index	Underwriter’s Summary Report
2018 ADR Penetration Index	Underwriter’s Summary Report
T-12 July 2019 ADR Penetration Index	STR Report

Exhibit 2 to Attachment A Page 5 of 8

Hotel Operating Information: (continued)

Characteristic	Source Document(s)

2014 RevPAR Penetration Index	Underwriter’s Summary Report
2015 RevPAR Penetration Index	Underwriter’s Summary Report
2016 RevPAR Penetration Index	Underwriter’s Summary Report
2017 RevPAR Penetration Index	Underwriter’s Summary Report
2018 RevPAR Penetration Index	Underwriter’s Summary Report
T-12 July 2019 RevPAR Penetration Index	STR Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow – Initial	Mortgage Loan Agreement
Real Estate Tax Escrow – Ongoing	Mortgage Loan Agreement
Real Estate Tax Escrow – Springing Condition	Mortgage Loan Agreement
Insurance Escrow – Initial	Mortgage Loan Agreement
Insurance Escrow – Ongoing	Mortgage Loan Agreement
Insurance Escrow – Springing Condition	Mortgage Loan Agreement
Replacement Reserve Escrow – Initial	Mortgage Loan Agreement
Replacement Reserve Escrow – Ongoing	Mortgage Loan Agreement
Replacement Reserve Escrow – Springing Condition	Mortgage Loan Agreement
Immediate Repairs Escrow – Initial	Mortgage Loan Agreement
Other Escrow Required	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement
Other Escrow Initial	Mortgage Loan Agreement
Other Escrow – Ongoing	Mortgage Loan Agreement
Other Escrow – Springing Condition	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 6 of 8

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Origination Date	Mortgage Loan Agreement
Borrower	Mortgage Loan Agreement
Mortgage Loan Original Balance	Mortgage Loan Agreement
First Payment Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Due Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Late Fee) (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Default) (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement
Interest Accrual Start Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual End Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan LIBOR Rounding Methodology	Mortgage Loan Agreement
Mortgage Loan Interest Rate Adjustment Frequency	Mortgage Loan Agreement
Mortgage Loan Spread	Mortgage Loan Agreement
Mortgage Loan LIBOR Floor	Mortgage Loan Agreement
Mortgage Loan LIBOR Cap Strike Rate	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Expiration Date	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Provider	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Maturity Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Option Description (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Open Period Begin Date (see Note 4)	Mortgage Loan Agreement
Prepay Description	Mortgage Loan Agreement
Partial Release (Y/N)	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Lockbox (see Note 5)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 7 of 8

Characteristic	Source Document(s)

Cash Management (see Note 6)	Mortgage Loan Agreement
Cash Management Springing Condition	Mortgage Loan Agreement
Carve-Out Guarantor(s)	Guaranty Agreement
Non-Consolidation Opinion	Non-Consolidation Opinion
SPE	Mortgage Loan Agreement
Independent Director	Mortgage Loan Agreement
Loan Purpose	Closing Statement
Future Debt Permitted (Y/N)	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement
Mezzanine Loan Origination Date	Mezzanine Loan Agreement
Mezzanine Loan Original Balance	Mezzanine Loan Agreement
Mezzanine Loan Interest Accrual Method	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Rounding Methodology	Mezzanine Loan Agreement
Mezzanine Loan Interest Rate Adjustment Frequency	Mezzanine Loan Agreement
Mezzanine Loan Spread	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Floor	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Cap Strike Rate	Interest Rate Cap Agreement
Mezzanine Loan LIBOR Cap Expiration Date	Interest Rate Cap Agreement
Mezzanine Loan LIBOR Cap Provider	Interest Rate Cap Agreement
Mezzanine Loan LIBOR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for LIBOR Cap Provider Rating

Exhibit 2 to Attachment A Page 8 of 8

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing each indicated characteristic, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each indicated characteristic.

4.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Payment Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Springing” for the “Lockbox” characteristic if a lockbox is currently not in place, but the applicable Source Document(s) require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower or otherwise made available to the borrower and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
Loan Number
Unique ID
Property Name
Monthly P&I Payment
Annual P&I Debt Service
Defeasance Lockout Expiration Date
Environmental Phase II Report Date
Seismic Report Date
PML % Title Type
Ground Lease Expiration Date
Ground Lessor
Mezzanine Loan Monthly P&I Payment
Mezzanine Loan Annual P&I Payment
Sponsor
Administrative Fee Rate
% of Mortgage Loan Cut-off Date Balance

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.